Shareholder Report	6 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam New York Tax Exempt Income Fund
Entity Central Index Key	0000719712
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam New York Tax Exempt Income Fund
Class Name	Class A
Trading Symbol	PTEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$38	0.77%
[1]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 703,447,818
Holdings Count | $ / shares	309	[2]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$703,447,818
Total Number of Portfolio Holdings*	309
Portfolio Turnover Rate	11%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam New York Tax Exempt Income Fund
Class Name	Class C
Trading Symbol	PNNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$74	1.52%
[3]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.52%
Net Assets	$ 703,447,818
Holdings Count | $ / shares	309	[4]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$703,447,818
Total Number of Portfolio Holdings*	309
Portfolio Turnover Rate	11%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam New York Tax Exempt Income Fund
Class Name	Class R6
Trading Symbol	PNYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.51%
[5]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Net Assets	$ 703,447,818
Holdings Count | $ / shares	309	[6]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$703,447,818
Total Number of Portfolio Holdings*	309
Portfolio Turnover Rate	11%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam New York Tax Exempt Income Fund
Class Name	Class Y
Trading Symbol	PNYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$25	0.52%
[7]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.52%
Net Assets	$ 703,447,818
Holdings Count | $ / shares	309	[8]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$703,447,818
Total Number of Portfolio Holdings*	309
Portfolio Turnover Rate	11%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.